INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Acquired
The Group’s intangible assets were all acquired and consisted of the following:

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Costs:
Courseware license	214,087	200,657	30,752
Franchise agreements	62,158	62,437	9,569
Student base	116,828	119,111	18,255
Trademarks	50,338	47,182	7,231
Purchased software	26,514	29,517	4,523
Teaching course materials	21,115	29,882	4,580
Licensed copyright	2,840	2,840	435
	493,880	491,626	75,345
Accumulated amortization:
Courseware license	(89,094)	(96,439)	(14,780)
Franchise agreements	(61,221)	(62,418)	(9,566)
Student base	(99,101)	(104,603)	(16,031)
Trademarks	(20,572)	(22,391)	(3,432)
Purchased software	(7,644)	(10,008)	(1,533)
Teaching course materials	(5,902)	(7,477)	(1,146)
Licensed copyright	—	(1,420)	(218)
	(283,534)	(304,756)	(46,706)
Accumulated impairment:
Purchased software	—	(1,223)	(187)
		(1,223)	(187)
Net carrying amount	210,346	185,647	28,452